Balance Sheet Components - Schedule of Accrued Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued employee compensation	$ 5,984	$ 3,135	$ 2,072
Accrued research and development costs	1,844	1,115	507
Accrued professional services	856	1,391	348
Other	812	576	466
Total accrued liabilities	$ 9,496	$ 6,217	$ 3,393